FAIR VALUE MEASUREMENTS (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Level 2
Fair Value Measurements
Fair value of company's debt	$ 1,950,318	$ 2,093,827
Foreign exchange contract | Discount Rate | Minimum
Fair Value Measurements
Discount Rate (as a percent)		1.26
Foreign exchange contract | Discount Rate | Maximum
Fair Value Measurements
Discount Rate (as a percent)		1.50